Accrued Liabilities and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities
Schedule of accrued liabilities and other liabilities

	As of December 31,
	2022	2023
Accrued liabilities and other current liabilities
Provision for reserve for inventory purchase commitments (Note a)	10,890	20,706
Salary and welfare payable	20,744	19,623
Customer deposits	—	7,185
Other tax payables	8,057	7,019
Customer refund	4,226	3,812
VAT received from customers related to contract liabilities	19	1,429
Warranty reserve (Note b)	1,716	878
Others	2,697	3,588
Total	48,349	64,240
Other non-current liabilities
Deferred government grant	—	9,191
Refund from depository bank – non-current	598	516
Total	598	9,707

Schedule of product warranty liability

Movement of provision for warranty is as follows:

	For the year ended December 31,
	2022	2023
Accrued warranty—beginning of year	2,827	1,716
Accrual for warranties issued during the year	1,896	1,902
Warranty claims paid	(1,167)	(1,532)
Warranty expired	(1,632)	(980)
Foreign currency translation adjustment	(208)	(228)
Accrued warranty—end of year	1,716	878